Stock Based Compensation (Rollforward of Deferred Stock Awards) (Details) (Stock Awards [Member], USD $)	3 Months Ended
Mar. 31, 2013
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested Deferred Stock Awards, Beginning of period (in shares)	318,893
Deferred Stock Awards Granted (in shares)	0
Adjustment to Estimated Future Grants of Performance Share Awards (in shares)	50,155
Deferred Stock Awards Vested (in shares)	0
Deferred Stock Awards Forfeited (in shares)	(456)
Unvested Deferred Stock Awards, End of period (in shares)	368,592
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value, Beginning of period (in dollars per share)	$ 18.41
Deferred Stock Awards Granted, Weighted-Average Grant Date Fair Value (in dollars per share)	$ 0.00
Adjustment to Estimated Future Grants of Performance Share Awards, Weighted Average Grant Date Fair Value (in dollars per share)	$ 18.27
Deferred Stock Awards Vested, Weighted-Average Grant Date Fair Value (in dollars per share)	$ 0.00
Deferred Stock Awards Forfeited, Weighted-Average Grant Date Fair Value (in dollars per share)	$ 17.60
Unvested Deferred Stock Awards, Weighted-Average Grant Date Fair Value, End of period (in dollars per share)	$ 18.39